AMERICAN LIFE

                             SEPARATE ACCOUNT NO. 2
                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2004

        This report is not to be construed as an offering for sale of any
       Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS

                                                                            Page
                                                                            ----
Semi-Annual Report of American Life Separate Account No. 2:

   Statement of Assets and Liabilities....................................     2

   Statement of Operations................................................     4

   Statements of Changes in Net Assets....................................     6

   Financial Highlights...................................................     9

   Notes to Financial Statements..........................................    14

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 2004 (Unaudited)

                                                                                 Investment Company
                                                          -------------------------------------------------------------
                                                                                                     Mid-Cap
                                                          Money Market  All America  Equity Index  Equity Index    Bond
                                                              Fund         Fund          Fund          Fund        Fund
                                                          ------------  -----------  ------------  ------------  --------
ASSETS:
Investments in Mutual of America Investment Corporation
   at market value
   (Cost:
   Money Market Fund -- $11,742
   All America Fund -- $38,036
   Equity Index Fund -- $38,720
   Mid-Cap Equity Index Fund -- $6,033
   Bond Fund -- $56,614)
   (Notes 1 and 2)...................................        $11,250      $32,414      $39,168       $6,791     $53,936
Due From (To) General Account........................            (26)         124          425          458        (127)
                                                             -------      -------      -------       ------     -------
NET ASSETS...........................................        $11,224      $32,538      $39,593       $7,249     $53,809
                                                             =======      =======      =======       ======     =======
UNIT VALUE AT JUNE 30, 2004..........................        $  2.30      $  7.91      $  2.70       $ 1.49     $  4.00
                                                             =======      =======      =======       ======     =======
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2004.....................................          4,879        4,114       14,664        4,861      13,452
                                                             =======      =======      =======       ======     =======

                                                                                         Investment Company
                                                                         -------------------------------------------------
                                                                                                                Aggressive
                                                                         Short-Term   Mid-Term     Composite      Equity
                                                                          Bond Fund   Bond Fund      Fund          Fund
                                                                         ----------   ---------   -----------  ------------
ASSETS:
Investments in Mutual of America Investment Corporation
   at market value
   (Cost:
   Short-Term Bond Fund -- $2,123
   Mid-Term Bond Fund -- $2,227
   Composite Fund -- $10,063
   Aggressive Equity Fund -- $72,490)
   (Notes 1 and 2)..................................................        $2,087      $2,171       $9,101       $79,897
Due From (To) General Account.......................................            (4)       (324)        (100)         (206)
                                                                            ------      ------       ------       -------
NET ASSETS..........................................................        $2,083      $1,847       $9,001       $79,691
                                                                            ======      ======       ======       =======
UNIT VALUE AT JUNE 30, 2004.........................................        $ 1.53      $ 1.65       $ 5.26       $  2.55
                                                                            ======      ======       ======       =======
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2004....................................................         1,362       1,119        1,712        31,303
                                                                            ======      ======       ======       =======

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 2004 (Unaudited)

                                                                                                                 American
                                                                                      Scudder                     Century
                                                                       --------------------------------------  ------------
                                                                                    Capital                     VP Capital
                                                                        Bond        Growth      International  Appreciation
                                                                        Fund         Fund           Fund           Fund
                                                                       ------      ---------    -------------  ------------
ASSETS:
Investments in Scudder Portfolios and American
   Century VP Capital Appreciation Fund
   (Cost:
   Scudder Bond Fund -- $2,459
   Scudder Capital Growth Fund -- $45,103
   Scudder International Fund -- $33,113
   American Century VP
     Capital Appreciation Fund -- $3,441)
   (Notes 1 and 2)................................................      $2,468       $33,117       $21,105         $1,932
Due From (To) General Account.....................................         (11)          961          (264)            (8)
                                                                        ------       -------       -------         ------
NET ASSETS........................................................      $2,457       $34,078       $20,841         $1,924
                                                                        ======       =======       =======         ======
UNIT VALUE AT JUNE 30, 2004.......................................      $16.23       $ 31.25       $ 14.29         $12.94
                                                                        ======       =======       =======         ======
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2004..................................................         151         1,091         1,458            149
                                                                        ======       =======       =======         ======

                                                                       Calvert                   Fidelity
                                                                      --------   ------------------------------------------
                                                                       Social         VIP          VIP II        VIP II
                                                                      Balanced   Equity-Income     Contra     Asset Manager
                                                                        Fund         Fund           Fund          Fund
                                                                      --------   -------------    --------    -------------
ASSETS:
Investments in Calvert Social Balanced Portfolio and
   Fidelity Portfolios at market value
   (Cost:
   Calvert Social Balanced Fund -- $9,417
   VIP Equity-Income Fund -- $25,106
   VIP II Contra Fund -- $188,084
   VIP II Asset Manager Fund -- $44,087)
   (Notes 1 and 2)................................................      $8,515      $26,117       $199,371       $38,651
Due From (To) General Account.....................................         102         (156)        (1,605)         (316)
                                                                        ------      -------       --------       -------
NET ASSETS........................................................      $8,617      $25,961       $197,766       $38,335
                                                                        ======      =======       ========       =======
UNIT VALUE AT JUNE 30, 2004.......................................      $ 3.13      $ 35.83       $  31.41       $ 25.56
                                                                        ======      =======       ========       =======
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2004..................................................       2,751          725          6,297         1,500
                                                                        ======      =======       ========       =======

   The accompanying notes are an integral part of these financial statements.

                       AMERICA LIFE SEPARATE ACCOUNT NO. 2
                             STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2004 (Unaudited)

                                                                                       Investment Company
                                                                    ------------------------------------------------------
                                                                                                                Mid-Cap
                                                                    Money Market  All America   Equity Index  Equity Index
                                                                        Fund         Fund           Fund          Fund
                                                                    ------------  ------------  ------------  ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income................................................      $ --         $   --        $   --         $ --
Expenses (Note 3):
   Fees and administrative expenses...............................        79            283           247           33
                                                                        ----         ------        ------         ----
NET INVESTMENT INCOME (LOSS)......................................       (79)          (283)         (247)         (33)
                                                                        ----         ------        ------         ----
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTE 1):
   Net realized gain (loss) on investments........................        (4)        (1,167)           (1)          99
   Net unrealized appreciation
     (depreciation) of investments................................        49          1,600         1,281          286
                                                                        ----         ------        ------         ----
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS.....................................        45            433         1,280          385
                                                                        ----         ------        ------         ----
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS......................................      $(34)        $  150        $1,033         $352
                                                                        ====         ======        ======         ====

                                                                                       Investment Company
                                                                       -----------------------------------------------------
                                                                               Short-Term  Mid-Term
                                                                        Bond      Bond       Bond     Composite  Aggressive
                                                                        Fund      Fund       Fund       Fund     Equity Fund
                                                                       ------  ----------  --------   ---------  -----------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income...............................................       $  --     $ --       $ --       $ --       $    --
Expenses (Note 3):
   Fees and administrative expenses..............................         298       21         18         97           396
                                                                        -----     ----       ----       ----       -------
NET INVESTMENT INCOME (LOSS).....................................        (298)     (21)       (18)       (97)         (396)
                                                                        -----     ----       ----       ----       -------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTE 1):
   Net realized gain (loss) on investments.......................         (35)      --         (5)        (4)          312
   Net unrealized appreciation
     (depreciation) of investments...............................         344       10         (5)        90        (4,594)
                                                                        -----     ----       ----       ----       -------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS....................................         309       10        (10)        86        (4,282)
                                                                        -----     ----       ----       ----       -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS.....................................       $  11     $(11)      $(28)      $(11)      $(4,678)
                                                                        =====     ====       ====       ====       =======

   The accompanying notes are an integral part of these financial statements.

                       AMERICA LIFE SEPARATE ACCOUNT NO. 2
                             STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2004 (Unaudited)

                                                                                                                American
                                                                                     Scudder                     Century
                                                                       -------------------------------------  ------------
                                                                                    Capital                    VP Capital
                                                                        Bond        Growth     International  Appreciation
                                                                        Fund         Fund          Fund           Fund
                                                                       ------      ---------   -------------  ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income................................................      $ 96        $   175        $275           $  --
Expenses (Note 3):
   Fees and administrative expenses...............................        18            157         132               6
                                                                        ----        -------        ----           -----
NET INVESTMENT INCOME (LOSS)......................................        78             18         143              (6)
                                                                        ----        -------        ----           -----
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTE 1):
   Net realized gain (loss) on investments........................        --         (1,085)         --            (452)
   Net unrealized appreciation
     (depreciation) of investments................................       (83)         2,120         167             524
                                                                        ----        -------        ----           -----
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS.....................................       (83)         1,035         167              72
                                                                        ----        -------        ----           -----
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS......................................      $ (5)       $ 1,053        $310           $  66
                                                                        ====        =======        ====           =====

                                                                       Calvert                    Fidelity
                                                                      --------    ---------------------------------------
                                                                        VIP          VIP II
                                                                       Social       Equity-        VIP II         Asset
                                                                      Balanced      Income         Contra        Manager
                                                                        Fund         Fund           Fund          Fund
                                                                      --------    ----------     ----------    ----------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income................................................      $ --         $487          $   653       $1,029
Expenses (Note 3):
   Fees and administrative expenses...............................        45          153              836          185
                                                                        ----         ----          -------       ------
NET INVESTMENT INCOME (LOSS)......................................       (45)         334             (183)         844
                                                                        ----         ----          -------       ------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTE 1):
   Net realized gain (loss) on investments........................        --            6               41           --
   Net unrealized appreciation
     (depreciation) of investments................................       203          387           11,209         (542)
                                                                        ----         ----          -------       ------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS.....................................       203          393           11,250         (542)
                                                                        ----         ----          -------       ------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS......................................      $158         $727          $11,067       $  302
                                                                        ====         ====          =======       ======

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                     Investment Company
                                            ------------------------------------------------------------------
                                                    Money Market Fund                  All America Fund
                                            -------------------------------     ------------------------------
                                             For the Six         For the         For the Six        For the
                                            Months Ended        Year Ended      Months Ended       Year Ended
                                            June 30, 2004      December 31,     June 30, 2004     December 31,
                                             (Unaudited)           2003          (Unaudited)          2003
                                            -------------      ------------     -------------     ------------
Increase (Decrease) in Net Assets:
From Operations:
   Net investment income (loss).............   $   (79)          $   (60)          $  (283)         $  (227)
   Net realized gain (loss) on
      investments...........................        (4)              (99)           (1,167)          (4,250)
   Net Unrealized appreciation
      (depreciation) of investments.........        49                82             1,600           13,469
                                               -------           -------           -------          -------
Net Increase (Decrease) in net assets
   resulting from operations................       (34)              (77)              150            8,992
                                               -------           -------           -------          -------
From Unit Transactions:
   Contributions............................        13                12               904            3,192
   Withdrawals..............................        --                --            (6,341)          (3,327)
   Net Transfers ...........................        --              (475)                4              992
                                               -------           -------           -------          -------
Net Increase (Decrease) from unit
   transactions.............................        13              (463)           (5,433)             857
Net Increase (Decrease) in Net Assets.......       (21)             (540)           (5,283)           9,849
Net Assets:
Beginning of Period/Year....................    11,245            11,785            37,821           27,972
                                               -------           -------           -------          -------
End of Period/Year..........................   $11,224           $11,245           $32,538          $37,821
                                               =======           =======           =======          =======


                                                   Investment Company
                                             ------------------------------
                                                   Equity Index Fund
                                             ------------------------------
                                              For the Six        For the
                                             Months Ended       Year Ended
                                             June 30, 2004     December 31,
                                              (Unaudited)          2003
                                             -------------     ------------
Increase (Decrease) in Net Assets:
From Operations:
   Net investment income (loss).............   $  (247)          $    46
   Net realized gain (loss) on
      investments...........................        (1)           (3,328)
   Net Unrealized appreciation
      (depreciation) of investments.........     1,281             7,474
                                               -------           -------
Net Increase (Decrease) in net assets
   resulting from operations................     1,033             4,192
                                               -------           -------
From Unit Transactions:
   Contributions............................        --                --
   Withdrawals..............................        --            (3,110)
   Net Transfers ...........................        15             2,173
                                               -------           -------
Net Increase (Decrease) from unit
   transactions.............................        15              (937)
                                               -------           -------
Net Increase (Decrease) in Net Assets.......     1,048             3,255
Net Assets:
Beginning of Period/Year....................    38,545            35,290
                                               -------           -------
End of Period/Year..........................   $39,593           $38,545
                                               =======           =======

                                                                     Investment Company
                                            ------------------------------------------------------------------
                                                         Mid-Cap
                                                    Equity Index Fund                      Bond Fund
                                            -------------------------------     ------------------------------
                                             For the Six         For the         For the Six        For the
                                            Months Ended        Year Ended      Months Ended       Year Ended
                                            June 30, 2004      December 31,     June 30, 2004     December 31,
                                             (Unaudited)           2003          (Unaudited)          2003
                                            -------------      ------------     -------------     ------------
Increase (Decrease) in Net Assets:
From Operations:
   Net investment income (loss).............  $   (33)           $    3          $  (298)          $ 2,127
   Net realized gain (loss) on
      investments...........................       99                 3              (35)             (319)
   Net Unrealized appreciation
     (depreciation) of investments..........      286               783              344             1,358
                                              -------            ------          -------           -------
Net Increase (Decrease) in net assets
   resulting from operations................      352               789               11             3,166
                                              -------            ------          -------           -------
From Unit Transactions:
   Contributions............................    1,129             1,784               --               369
   Withdrawals..............................   (1,037)               --             (368)             (154)
   Net Transfers ...........................       24             2,830                3            (9,775)
                                              -------            ------          -------           -------
Net Increase (Decrease) from unit
   transactions.............................      116             4,614             (365)           (9,560)
                                              -------            ------          -------           -------
Net Increase (Decrease) in Net Assets.......      468             5,403             (354)           (6,394)
Net Assets:
Beginning of Period/Year....................    6,781             1,378           54,163            60,557
                                              -------            ------          -------           -------
End of Period/Year..........................  $ 7,249            $6,781          $53,809           $54,163
                                              =======            ======          =======           =======

                                                    Investment Company
                                            --------------------------------
                                                        Short-Term
                                                         Bond Fund
                                            --------------------------------
                                             For the Six          For the
                                            Months Ended         Year Ended
                                            June 30, 2004       December 31,
                                             (Unaudited)            2003
                                            -------------       ------------
Increase (Decrease) in Net Assets:
From Operations:
   Net investment income (loss).............  $  (21)             $   29
   Net realized gain (loss) on
      investments...........................      --                  --
   Net Unrealized appreciation
     (depreciation) of investments..........      10                 (35)
                                              ------              ------
Net Increase (Decrease) in net assets
   resulting from operations................     (11)                 (6)
                                              ------              ------
From Unit Transactions:
   Contributions............................       4                   2
   Withdrawals..............................      --                  --
   Net Transfers ...........................       1                  (1)
                                              ------              ------
Net Increase (Decrease) from unit
   transactions.............................       5                   1
                                              ------              ------
Net Increase (Decrease) in Net Assets.......      (6)                 (5)
Net Assets:
Beginning of Period/Year....................   2,089               2,094
                                              ------              ------
End of Period/Year..........................  $2,083              $2,089
                                              ======              ======

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                    Investment Company
                                            ------------------------------------------------------------------
                                                        Mid-Term                           Composite
                                                        Bond Fund                            Fund
                                            -------------------------------     ------------------------------
                                             For the Six         For the         For the Six        For the
                                            Months Ended        Year Ended      Months Ended       Year Ended
                                            June 30, 2004      December 31,     June 30, 2004     December 31,
                                             (Unaudited)           2003          (Unaudited)          2003
                                            -------------      ------------     -------------     ------------
Increase (Decrease) in Net Assets:
From Operations:
   Net investment income (loss).............  $  (18)          $     33           $  (97)          $    38
   Net realized gain (loss) on
      investments...........................      (5)               433               (4)             (458)
   Net unrealized appreciation
      (depreciation) of investments.........      (5)                11               90             1,694
                                              ------           --------           ------           -------
Net Increase (Decrease) in net assets
   resulting from operations................     (28)               477              (11)            1,274
                                              ------           --------           ------           -------
From Unit Transactions:
   Contributions............................      --                 --               29                60
   Withdrawals..............................    (259)                --               --            (1,541)
   Net Transfers............................       2            (11,165)              --               (23)
                                              ------           --------           ------           -------
Net Increase (Decrease) from unit
   transactions.............................    (257)           (11,165)              29            (1,504)
                                              ------           --------           ------           -------
Net Increase (Decrease) in Net Assets.......    (285)           (10,688)              18              (230)
Net Assets:
Beginning of Period/Year....................   2,132             12,820            8,983             9,213
                                              ------           --------           ------           -------
End of Period/Year..........................  $1,847           $  2,132           $9,001           $ 8,983
                                              ======           ========           ======           =======

                                                    Investment Company
                                            --------------------------------
                                                       Aggressive
                                                       Equity Fund
                                            --------------------------------
                                             For the Six          For the
                                            Months Ended         Year Ended
                                            June 30, 2004       December 31,
                                             (Unaudited)            2003
                                            -------------       ------------
Increase (Decrease) in Net Assets:
From Operations:
   Net investment income (loss).............   $  (396)           $  (656)
   Net realized gain (loss) on
      investments...........................       312                (46)
   Net unrealized appreciation
      (depreciation) of investments.........    (4,594)            24,106
                                               -------            -------
Net Increase (Decrease) in net assets
   resulting from operations................    (4,678)            23,404
                                               -------            -------
From Unit Transactions:
   Contributions............................       501              1,624
   Withdrawals..............................    (2,219)              (505)
   Net Transfers............................        14              1,952
                                               -------            -------
Net Increase (Decrease) from unit
   transactions.............................    (1,704)             3,071
                                               -------            -------
Net Increase (Decrease) in Net Assets.......    (6,382)            26,475
Net Assets:
Beginning of Period/Year....................    86,073             59,598
                                               -------            -------
End of Period/Year..........................   $79,691            $86,073
                                               =======            =======

                                                                         Scudder
                                              ----------------------------------------------------------------
                                                     Bond Fund                        Capital Growth Fund
                                              -----------------------------   --------------------------------
                                               For the Six       For the       For the Six          For the
                                              Months Ended      Year Ended    Months Ended         Year Ended
                                              June 30, 2004    December 31,   June 30, 2004       December 31,
                                               (Unaudited)         2003        (Unaudited)            2003
                                              -------------    ------------   -------------       ------------
Increase (Decrease) in Net Assets:
From Operations:
   Net investment income (loss)................  $   78         $   108          $    18             $  (163)
   Net realized gain (loss) on
      investments.............................       --              16           (1,085)             (1,500)
   Net Unrealized appreciation
      (depreciation) of investments............     (83)            (15)           2,120               7,700
                                                 ------         -------          -------             -------
Net Increase (Decrease) in net assets
   resulting from operations...................      (5)            109            1,053               6,037
                                                 ------         -------          -------             -------
From Unit Transactions:........................
   Contributions...............................      13             381            2,582               4,667
   Withdrawals................................       --              --           (3,296)             (1,861)
   Net Transfers...............................      (1)         (1,337)              32                 106
                                                 ------         -------          -------             -------
Net Increase (Decrease) from unit
   transactions................................      12            (956)            (682)              2,912
                                                 ------         -------          -------             -------
Net Increase (Decrease) in Net Assets..........       7            (847)             371               8,949
Net Assets:
Beginning of Period/Year.......................   2,450           3,297           33,707              24,758
                                                 ------         -------          -------             -------
End of Period/Year.............................  $2,457         $ 2,450          $34,078             $33,707
                                                 ======         =======          =======             =======

                                                         Scudder
                                              ------------------------------
                                                   International Fund
                                              ------------------------------
                                               For the Six        For the
                                              Months Ended       Year Ended
                                              June 30, 2004     December 31,
                                               (Unaudited)          2003
                                              -------------     ------------
Increase (Decrease) in Net Assets:
From Operations:
   Net investment income (loss)...............   $   143           $   (89)
   Net realized gain (loss) on
      investments.............................        --            (3,035)
   Net Unrealized appreciation
      (depreciation) of investments...........       167             7,429
                                                 -------           -------
Net Increase (Decrease) in net assets
   resulting from operations..................       310             4,305
                                                 -------           -------
From Unit Transactions:.......................
   Contributions..............................       395               967
   Withdrawals................................      (373)           (2,327)
   Net Transfers..............................        16            (1,400)
                                                 -------           -------
Net Increase (Decrease) from unit
   transactions...............................        38            (2,760)
                                                 -------           -------
Net Increase (Decrease) in Net Assets.........       348             1,545
Net Assets:
Beginning of Period/Year......................    20,493            18,948
                                                 -------           -------
End of Period/Year............................   $20,841           $20,493
                                                 =======           =======

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                           American Century                        Calvert
                                                    ------------------------------     ------------------------------
                                                     VP Capital Appreciation Fund           Social Balanced Fund
                                                    ------------------------------     ------------------------------
                                                     For the Six        For the         For the Six        For the
                                                    Months Ended       Year Ended      Months Ended       Year Ended
                                                    June 30, 2004     December 31,     June 30, 2004     December 31,
                                                     (Unaudited)          2003          (Unaudited)          2003
                                                    -------------     ------------     -------------     ------------
Increase (Decrease) in Net Assets:
From Operations:
   Net investment income (loss)...................    $   (6)           $  (14)          $  (45)          $    62
   Net realized gain (loss) on
     investments..................................      (452)              (23)              --              (422)
   Net Unrealized appreciation (depreciation)
     of investments...............................       524               438              203             1,477
                                                      ------            ------           ------           -------
Net Increase (Decrease) in net
  assets resulting from operations................        66               401              158             1,117
                                                      ------            ------           ------           -------
From Unit Transactions:
   Contributions..................................         1                --              469               979
   Withdrawals....................................      (575)              (67)              --            (1,231)
   Net Transfers..................................         5                (5)               5               (35)
                                                      ------            ------           ------           -------
Net Increase (Decrease) from unit transactions....      (569)              (72)             474              (287)
                                                      ------            ------           ------           -------
Net Increase (Decrease) in Net Assets.............      (503)              329              632               830
Net Assets:
Beginning of Period/Year..........................     2,427             2,098            7,985             7,155
                                                      ------            ------           ------           -------
End of Period/Year................................    $1,924            $2,427           $8,617           $ 7,985
                                                      ======            ======           ======           =======

                                                                          Fidelity
                                            ------------------------------------------------------------------
                                                           VIP                              VIP II
                                                      Equity-Income                         Contra
                                                          Fund                               Fund
                                            -------------------------------     ------------------------------
                                             For the Six         For the         For the Six        For the
                                            Months Ended        Year Ended      Months Ended       Year Ended
                                            June 30, 2004      December 31,     June 30, 2004     December 31,
                                             (Unaudited)           2003          (Unaudited)          2003
                                            -------------      ------------     -------------     ------------
Increase (Decrease) in Net Assets:
From Operations:
   Net investment income (loss).............    $   334         $    31          $   (183)          $   (676)
   Net realized gain (loss) on
      investments...........................          6          (1,009)               41             (1,519)
   Net Unrealized appreciation
      (depreciation) of investments.........        387           5,101            11,209             42,632
                                                -------         -------          --------           --------
Net Increase (Decrease) in net assets
   resulting from operations................        727           4,123            11,067             40,437
                                                -------         -------          --------           --------
From Unit Transactions:
   Contributions............................        103              --               354                847
   Withdrawals..............................       (149)         (1,973)           (1,835)            (2,134)
   Net Transfers............................         (6)         10,996               (36)            (3,000)
                                                -------         -------          --------           --------
Net Increase (Decrease) from unit
   transactions.............................        (52)          9,023            (1,517)            (4,287)
                                                -------         -------          --------           --------
Net Increase (Decrease) in Net Assets.......        675          13,146             9,550             36,150
Net Assets:
Beginning of Period/Year....................     25,286          12,140           188,216            152,066
                                                -------         -------          --------           --------
End of Period/Year..........................    $25,961         $25,286          $197,766           $188,216
                                                =======         =======          ========           ========

                                                         Fidelity
                                            --------------------------------
                                                          VIP II
                                                       Asset Manager
                                                           Fund
                                            --------------------------------
                                             For the Six          For the
                                            Months Ended         Year Ended
                                            June 30, 2004       December 31,
                                             (Unaudited)            2003
                                            -------------       ------------
Increase (Decrease) in Net Assets:
From Operations:
   Net investment income (loss).............    $   844          $   882
   Net realized gain (loss) on
      investments...........................          0             (387)
   Net Unrealized appreciation
      (depreciation) of investments.........       (542)           5,027
                                                -------          -------
Net Increase (Decrease) in net assets
   resulting from operations................        302            5,522
                                                -------          -------
From Unit Transactions:
   Contributions............................        100               --
   Withdrawals..............................       (105)          (1,254)
   Net Transfers............................         (3)             (93)
                                                -------          -------
Net Increase (Decrease) from unit
   transactions.............................         (8)          (1,347)
                                                -------          -------
Net Increase (Decrease) in Net Assets.......        294            4,175
Net Assets:
Beginning of Period/Year....................     38,041           33,866
                                                -------          -------
End of Period/Year..........................    $38,335          $38,041
                                                =======          =======

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                              FINANCIAL HIGHLIGHTS

Pursuant  to  the  provisions  of the  AICPA  Audit  and  Accounting  Guide  for
Investment Companies ("Guide"), disclosure of per unit data and other supplemental data is presented in the form of a financial highlights section accompanying the financial statements. The Guide requires the data be presented for fiscal years beginning after December 15, 2000. Consequently, the financial highlights section which follows limits the required disclosures to the six months ended June 30, 2004 and the years ended December 31, 2003, 2002 and 2001.

                                                               Investment Company Money Market Fund
                                             ----------------------------------------------------------------------
                                             Six Months
                                                Ended
                                              June 30,                      Years Ended December 31,
SELECTED PER UNIT AND                           2004      ---------------------------------------------------------
SUPPLEMENTARY DATA:                          (Unaudited)    2003        2002        2001         2000        1999
---------------------                        -----------  --------    --------    --------     --------    --------
Unit value, beginning
  of period/year ..........................   $  2.30     $  2.30     $  2.28      $  2.22       $ 2.11     $  2.03
                                              =======     =======     =======      =======       ======     =======
Unit value, end
  of period/year ..........................   $  2.30     $  2.30     $  2.30      $  2.28       $ 2.22     $  2.11
                                              =======     =======     =======      =======       ======     =======
Units outstanding, beginning
  of period/year (1) ......................     4,890       5,129       5,720       24,251
Units Issued (1) ..........................         6         455         374          367
Units Redeemed (1) ........................       (17)       (694)       (965)     (18,898)
                                              -------     -------     -------      -------
Units outstanding, end
  of period/year ..........................     4,879       4,890       5,129        5,720       24,251     670,745
                                              =======     =======     =======      =======       ======     =======
Net Assets (1) ............................   $11,224     $11,245     $11,785      $13,070
                                              =======     =======     =======      =======
Expense Ratio (A) (1) .....................     0.90%       0.90%       0.90%        0.90%
                                              =======     =======     =======      =======
Investment Income (Loss)
  Ratio (B) (1) ...........................        --        1.0%        1.5%         3.1%
                                              =======     =======     =======      =======
Total Return (C) (1) ......................      0.1%        0.1%       0.60%         3.0%
                                              =======     =======     =======      =======


                                                              Investment Company All America Fund
                                             -----------------------------------------------------------------------
                                             Six Months
                                                Ended
                                              June 30,                       Years Ended December 31,
SELECTED PER UNIT AND                           2004         -------------------------------------------------------
SUPPLEMENTARY DATA:                          (Unaudited)       2003        2002         2001       2000       1999
---------------------                        -----------     --------    --------     --------   --------   --------
Unit value, beginning
  of period/year ..........................    $  7.85       $  5.96     $  7.74      $  9.46     $10.05    $  8.09
                                               =======       =======     =======      =======     ======    =======
Unit value, end
  of period/year ..........................    $  7.91       $  7.85     $  5.96      $  7.74     $ 9.46    $ 10.05
                                               =======       =======     =======      =======     ======    =======
Units outstanding, beginning
  of period/year (1) ......................      4,818         4,697       6,138       37,775
Units Issued (1) ..........................        123         1,060       1,876          692
Units Redeemed (1) ........................       (827)         (939)     (3,317)     (32,329)
                                               -------       -------     -------      -------     ------    -------
Units outstanding, end
  of period/year ..........................      4,114         4,818       4,697        6,138     37,775    979,623
                                               =======       =======     =======      =======     ======    =======
Net Assets (1) ............................    $32,538       $37,821     $27,972      $47,521
                                               =======       =======     =======      =======
Expense Ratio (A) (1) .....................      0.90%         0.90%       0.90%        0.90%
                                               =======       =======     =======      =======
Investment Income (Loss)
  Ratio (B) (1) ...........................         --          0.8%        0.7%         0.2%
                                               =======       =======     =======      =======
Total Return (C) (1) ......................       0.8%         31.8%      -23.1%       -18.1%
                                               =======       =======     =======      =======


                                                               Investment Company Equity Index Fund
                                             ----------------------------------------------------------------------
                                             Six Months
                                                Ended
                                              June 30,                      Years Ended December 31,
SELECTED PER UNIT AND                           2004      ---------------------------------------------------------
SUPPLEMENTARY DATA:                          (Unaudited)    2003        2002        2001         2000        1999
---------------------                        -----------  --------    --------    --------     --------    --------
Unit value, beginning
  of period/year ..........................   $  2.62     $  2.06     $  2.67      $  3.07       $ 3.41   $    2.86
                                              =======     =======     =======      =======       ======   =========
Unit value, end of period/year ............   $  2.70     $  2.62     $  2.06      $  2.67       $ 3.07   $    3.41
                                              =======     =======     =======      =======       ======   =========
Units outstanding,
  beginning of period/year ................    14,690      17,103      29,633       76,577
Units Issued (1) ..........................        17         357         742        1,355
Units Redeemed (1) ........................       (43)     (2,770)    (13,272)     (48,299)
                                              -------     -------     -------      -------
Units outstanding, end
  of period/year ..........................    14,664      14,690      17,103       29,633       76,577   3,981,869
                                              =======     =======     =======      =======       ======   =========
Net Assets (1) ............................   $39,593     $38,545     $35,290      $79,244
                                              =======     =======     =======      =======
Expense Ratio (A) (1) .....................     0.90%       0.90%       0.90%        0.90%
                                              =======     =======     =======      =======
Investment Income (Loss)
  Ratio (B) (1) ...........................        --        2.7%        0.6%         2.1%
                                              =======     =======     =======      =======
Total Return (C) (1) ......................      2.9%       27.2%      -22.8%       -13.0%
                                              =======     =======     =======      =======

                                                                        Investment Company
                                                                     Mid-Cap Equity Index Fund
                                             -----------------------------------------------------------------------
                                             Six Months
                                                Ended
                                              June 30,                        Years Ended December 31,
SELECTED PER UNIT AND                           2004         -------------------------------------------------------
SUPPLEMENTARY DATA:                          (Unaudited)       2003        2002         2001       2000       1999
---------------------                        -----------     --------    --------     --------   --------   --------
Unit value, beginning
  of period/year ..........................    $ 1.41        $  1.05     $  1.25      $  1.28     $ 1.11    $  1.00
                                               =======       =======     =======      =======     ======    =======
Unit value, end of period/year ............    $ 1.49        $  1.41     $  1.05      $  1.25     $ 1.28    $  1.11
                                               =======       =======     =======      =======     ======    =======
Units outstanding,
  beginning of period/year ................      4,799         1,307      4,2341        2,361
Units Issued (1) ..........................      1,080         3,496          --        3,294
Units Redeemed (1) ........................     (1,018)           (4)     (2,927)     (11,421)
                                               -------       -------     -------      -------
Units outstanding, end
  of period/year ..........................      4,861         4,799       1,307        4,234     12,361    315,623
                                               =======       =======     =======      =======     ======    =======
Net Assets (1) ............................    $ 7,249       $ 6,781     $ 1,378      $ 5,311
                                               =======       =======     =======      =======
Expense Ratio (A) (1) .....................      0.90%         0.90%       0.90%        0.90%
                                               =======       =======     =======      =======
Investment Income (Loss)
  Ratio (B) (1) ...........................         --          1.1%        0.7%         2.1%
                                               =======       =======     =======      =======
Total Return (C) (1) ......................       5.5%         34.0%      -16.0%        -2.0%
                                               =======       =======     =======      =======

----------
*     Commenced operation May 3, 1999.
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                   Investment Company Bond Fund
                                             ----------------------------------------------------------------------
                                             Six Months
                                                Ended
                                              June 30,                      Years Ended December 31,
SELECTED PER UNIT AND                           2004      ---------------------------------------------------------
SUPPLEMENTARY DATA:                          (Unaudited)    2003        2002        2001         2000        1999
---------------------                        -----------  --------    --------    --------     --------    --------
Unit value, beginning
  of period/year ..........................   $  3.99     $  3.78     $  3.57      $  3.31       $ 3.07     $  3.17
                                              =======     =======     =======      =======       ======     =======
Unit value, end
  of period/year ..........................   $  4.00     $  3.99     $  3.78      $  3.57       $ 3.31     $  3.07
                                              =======     =======     =======      =======       ======     =======
Units outstanding,
  beginning of period/year ................    13,558      16,035      12,584       18,282
Units Issued (1) ..........................        --         433       3,667          331
Units Redeemed (1) ........................      (106)     (2,910)       (216)      (6,029)
                                              -------     -------     -------      -------
Units outstanding, end
  of period/year ..........................    13,452      13,558      16,035       12,584       18,282     460,800
                                              =======     =======     =======      =======       ======     =======
Net Assets (1) ............................   $53,809     $54,163     $60,557      $44,916
                                              =======     =======     =======      =======
Expense Ratio (A) (1) .....................     0.90%       0.90%       0.90%        0.90%
                                              =======     =======     =======      =======
Investment Income (Loss)
  Ratio (B) (1) ...........................        --        4.6%        9.7%         7.8%
                                              =======     =======     =======      =======
Total Return (C) (1) ......................      0.1%        5.8%        5.8%         7.8%
                                              =======     =======     =======      =======

                                                               Investment Company Short-Term Bond Fund
                                             -----------------------------------------------------------------------
                                             Six Months
                                                Ended
                                              June 30,                       Years Ended December 31,
SELECTED PER UNIT AND                           2004         -------------------------------------------------------
SUPPLEMENTARY DATA:                          (Unaudited)       2003        2002         2001       2000       1999
---------------------                        -----------     --------    --------     --------   --------   --------
Unit value, beginning
  of period/year ..........................     $ 1.53        $ 1.52      $ 1.46    $    1.37     $ 1.28    $  1.24
                                                ======        ======      ======    =========     ======    =======
Unit value, end
  of period/year ..........................     $ 1.53        $ 1.53      $ 1.52    $    1.46     $ 1.37    $  1.28
                                                ======        ======      ======    =========     ======    =======
Units outstanding,
  beginning of period/year ................      1,367         1,382       1,398       35,617
Units Issued (1) ..........................          3             2         677          588
Units Redeemed (1) ........................         (8)          (17)       (693)     (34,807)
                                                ------        ------      ------    ---------
Units outstanding, end
  of period/year ..........................      1,362         1,367       1,382        1,398     35,617    132,691
                                                ======        ======      ======    =========     ======    =======
Net Assets (1) ............................     $2,083        $2,089      $2,094    $   2,035
                                                ======        ======      ======    =========
Expense Ratio (A) (1) .....................      0.90%         0.90%       0.90%        0.90%
                                                ======        ======      ======    =========
Investment Income (Loss)
  Ratio (B) (1) ...........................         --          3.4%        2.5%         0.9%
                                                ======        ======      ======    =========
Total Return (C) (1) ......................       0.1%          0.8%        4.1%         6.5%
                                                ======        ======      ======    =========

                                                               Investment Company Mid-Term Bond Fund
                                             ----------------------------------------------------------------------
                                             Six Months
                                                Ended
                                              June 30,                      Years Ended December 31,
SELECTED PER UNIT AND                           2004      ---------------------------------------------------------
SUPPLEMENTARY DATA:                          (Unaudited)    2003        2002        2001         2000        1999
---------------------                        -----------  --------    --------    --------     --------    --------
Unit value, beginning
  of period/year ..........................    $ 1.67      $ 1.64     $  1.51       $ 1.38        $1.32     $  1.32
                                               ======      ======     =======       ======        =====     =======
Unit value, end
  of period/year ..........................    $ 1.65      $ 1.67     $  1.64       $ 1.51        $1.38     $  1.32
                                               ======      ======     =======       ======        =====     =======
Units outstanding,
  beginning of period/year ................     1,279       7,835       1,301          989
Units Issued (1) ..........................        --          18       6,929        1,122
Units Redeemed (1) ........................      (160)     (6,574)       (395)        (810)
                                               ------      ------     -------       ------
Units outstanding, end
  of period/year ..........................     1,119       1,279       7,835        1,301          989     159,690
                                               ======      ======     =======       ======        =====     =======
Net Assets (1) ............................    $1,847      $2,132     $12,820       $1,958
                                               ======      ======     =======       ======
Expense Ratio (A) (1) .....................     0.90%       0.90%       0.90%        0.90%
                                               ======      ======     =======       ======
Investment Income (Loss)
  Ratio (B) (1) ...........................        --        0.6%        9.5%         3.9%
                                               ======      ======     =======       ======
Total Return (C) (1) ......................     -0.9%        1.9%        8.7%         9.5%
                                               ======      ======     =======       ======

                                                                 Investment Company Composite Fund
                                             -----------------------------------------------------------------------
                                             Six Months
                                                Ended
                                              June 30,                        Years Ended December 31,
SELECTED PER UNIT AND                           2004         -------------------------------------------------------
SUPPLEMENTARY DATA:                          (Unaudited)       2003        2002         2001       2000       1999
---------------------                        -----------     --------    --------     --------   --------   --------
Unit value, beginning
  of period/year ..........................     $ 5.23        $ 4.46      $ 4.87      $  5.52      $5.61    $  4.93
                                                ======        ======      ======      =======      =====    =======
Unit value, end
  of period/year ..........................     $ 5.26        $ 5.23      $ 4.46      $  4.87      $5.52    $  5.61
                                                ======        ======      ======      =======      =====    =======
Units outstanding,
  beginning of period/year ................      1,717         2,064       2,680        9,047
Units Issued (1) ..........................          6            43          31           29
Units Redeemed (1) ........................        (11)         (390)       (647)      (6,396)
                                                ------        ------      ------      -------
Units outstanding, end
  of period/year ..........................      1,712         1,717       2,064        2,680      9,047    875,960
                                                ======        ======      ======      =======      =====    =======
Net Assets (1) ............................     $9,001        $8,983      $9,213      $13,054
                                                ======        ======      ======      =======
Expense Ratio (A) (1) .....................      0.90%         0.90%       0.90%        0.90%
                                                ======        ======      ======      =======
Investment Income (Loss)
  Ratio (B) (1) ...........................         --          2.6%        3.1%         2.3%
                                                ======        ======      ======      =======
Total Return (C) (1) ......................       0.5%         17.2%       -8.3%       -11.8%
                                                ======        ======      ======      =======

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                                             Investment Company Aggressive Equity Fund
                                             ----------------------------------------------------------------------
                                             Six Months
                                                Ended
                                              June 30,                      Years Ended December 31,
SELECTED PER UNIT AND                           2004      ---------------------------------------------------------
SUPPLEMENTARY DATA:                          (Unaudited)    2003        2002        2001         2000        1999
---------------------                        -----------  --------    --------    --------     --------    --------
Unit value, beginning
  of period/year ..........................   $  2.69     $  1.95     $  2.47      $  2.79       $ 2.85   $    2.02
                                              =======     =======     =======      =======       ======   =========
Unit value, end
  of period/year ..........................   $  2.55     $  2.69     $  1.95      $  2.47       $ 2.79   $    2.85
                                              =======     =======     =======      =======       ======   =========
Units outstanding,
  beginning of period/year ................    31,976      30,581      20,864       52,543
Units Issued (1) ..........................       180       2,020      11,843          469
Units Redeemed (1) ........................      (853)       (625)     (2,126)     (32,148)
                                              -------     -------     -------      -------
Units outstanding, end
  of period/year ..........................    31,303      31,976      30,581       20,864       52,543   1,529,685
                                              =======     =======     =======      =======       ======   =========
Net Assets (1) ............................   $79,691     $86,073     $59,598      $51,584
                                              =======     =======     =======      =======
Expense Ratio (A) (1) .....................     0.90%       0.90%       0.90%        0.90%
                                              =======     =======     =======      =======
Investment Income (Loss)
  Ratio (B) (1) ...........................        --          --          --         0.3%
                                              =======     =======     =======      =======
Total Return (C) (1) ......................     -5.4%       38.1%      -21.2%       -11.4%
                                              =======     =======     =======      =======

                                                                          Scudder Bond Fund
                                             -----------------------------------------------------------------------
                                             Six Months
                                                Ended
                                              June 30,                         Years Ended December 31,
SELECTED PER UNIT AND                           2004         -------------------------------------------------------
SUPPLEMENTARY DATA:                          (Unaudited)       2003        2002         2001       2000       1999
---------------------                        -----------     --------    --------     --------   --------   --------
Unit value, beginning
  of period/year ..........................     $16.22        $15.58      $14.60      $ 13.94     $12.73     $13.02
                                                ======        ======      ======      =======     ======     ======
Unit value, end
  of period/year ..........................     $16.23        $16.22      $15.58      $ 14.60     $13.94     $12.73
                                                ======        ======      ======      =======     ======     ======
Units outstanding,
  beginning of period/year ................        151           212         170        1,370
Units Issued (1) ..........................         --            24          43          282
Units Redeemed (1) ........................         --           (85)         (1)      (1,482)
                                                ------        ------      ------      -------
Units outstanding, end
  of period/year ..........................        151           151         212          170      1,370     20,522
                                                ======        ======      ======      =======     ======     ======
Net Assets (1) ............................     $2,457        $2,450      $3,297      $ 2,485
                                                ======        ======      ======      =======
Expense Ratio (A) (1) .....................      0.90%         0.90%       0.90%        0.90%
                                                ======        ======      ======      =======
Investment Income (Loss)
  Ratio (B) (1) ...........................       3.9%          4.6%        6.2%         3.5%
                                                ======        ======      ======      =======
Total Return (C) (1) ......................       0.1%          4.1%        6.7%         4.8%
                                                ======        ======      ======      =======

                                                                     Scudder Capital Growth Fund
                                             ----------------------------------------------------------------------
                                             Six Months
                                                Ended
                                              June 30,                       Years Ended December 31,
SELECTED PER UNIT AND                           2004      ---------------------------------------------------------
SUPPLEMENTARY DATA:                          (Unaudited)    2003        2002        2001         2000        1999
---------------------                        -----------  --------    --------    --------     --------    --------
Unit value, beginning
  of period/year ..........................   $ 30.30     $ 24.10     $ 34.34      $ 42.97       $48.17     $ 36.07
                                              =======     =======     =======      =======       ======     =======
Unit value, end
  of period/year ..........................   $ 31.25     $ 30.30     $ 24.10      $ 34.34       $42.97     $ 48.17
                                              =======     =======     =======      =======       ======     =======
Units outstanding,
  beginning of period/year ................     1,112       1,027       1,457        5,097
Units Issued (1) ..........................       119         346         149          117
Units Redeemed (1) ........................      (140)       (261)       (579)      (3,757)
                                              -------     -------     -------      -------
Units outstanding, end
  of period/year ..........................     1,091       1,112       1,027        1,457        5,097     172,063
                                              =======     =======     =======      =======       ======     =======
Net Assets (1) ............................   $34,078     $33,707     $24,758      $50,049
                                              =======     =======     =======      =======
Expense Ratio (A) (1) .....................     0.90%       0.90%       0.90%        0.90%
                                              =======     =======     =======      =======
Investment Income (Loss)
  Ratio (B) (1) ...........................      0.5%        0.4%        0.3%         9.5%
                                              =======     =======     =======      =======
Total Return (C) (1) ......................      3.1%       25.7%      -29.8%       -20.1%
                                              =======     =======     =======      =======

                                                                      Scudder International Fund
                                             -----------------------------------------------------------------------
                                             Six Months
                                                Ended
                                              June 30,                        Years Ended December 31,
SELECTED PER UNIT AND                           2004         -------------------------------------------------------
SUPPLEMENTARY DATA:                          (Unaudited)       2003        2002         2001       2000       1999
---------------------                        -----------     --------    --------     --------   --------   --------
Unit value, beginning
  of period/year ..........................    $ 14.05       $ 11.10     $ 13.72      $ 20.02     $25.83    $ 16.93
                                               =======       =======     =======      =======     ======    =======
Unit value, end
  of period/year ..........................    $ 14.29       $ 14.05     $ 11.10      $ 13.72     $20.02    $ 25.83
                                               =======       =======     =======      =======     ======    =======
Units outstanding,
  beginning of period/year ................      1,459         1,707       1,665        4,608
Units Issued (1) ..........................         27            21         103           83
Units Redeemed (1) ........................        (28)         (269)        (61)      (3,026)
                                               -------       -------     -------      -------
Units outstanding, end
  of period/year ..........................      1,458         1,459       1,707        1,665      4,608    728,627
                                               =======       =======     =======      =======     ======    =======
Net Assets (1) ............................    $20,841       $20,493     $18,948      $22,843
                                               =======       =======     =======      =======
Expense Ratio (A) (1) .....................      0.90%         0.90%       0.90%        0.90%
                                               =======       =======     =======      =======
Investment Income (Loss)
  Ratio (B) (1) ...........................       1.3%          0.8%        0.8%        14.3%
                                               =======       =======     =======      =======
Total Return (C) (1) ......................       1.7%         26.6%      -19.1%       -31.5%
                                               =======       =======     =======      =======

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                       American Century VP
                                                                     Capital Appreciation Fund
                                             ----------------------------------------------------------------------
                                             Six Months
                                                Ended
                                              June 30,                      Years Ended December 31,
SELECTED PER UNIT AND                           2004      ---------------------------------------------------------
SUPPLEMENTARY DATA:                          (Unaudited)    2003        2002        2001         2000        1999
---------------------                        -----------  --------    --------    --------     --------    --------
Unit value, beginning
  of period/year ..........................    $12.59      $10.52     $ 13.44      $ 18.82       $17.40      $10.69
                                               ======      ======     =======      =======       ======      ======
Unit value, end
  of period/year ..........................    $12.94      $12.59     $ 10.52      $ 13.44       $18.82      $17.40
                                               ======      ======     =======      =======       ======      ======
Units outstanding, beginning
  of period/year ..........................       193         200         386        1,436
Units Issued (1) ..........................        --          --          --          157
Units Redeemed (1) ........................       (44)         (7)       (187)      (1,207)
                                               ------      ------     -------      -------
Units outstanding, end
  of period/year ..........................       149         193         199          386        1,436      87,702
                                               ======      ======     =======      =======       ======      ======
Net Assets (1) ............................    $1,924      $2,427     $ 2,098      $ 5,192
                                               ======      ======     =======      =======
Expense Ratio (A) (1) .....................     0.65%       0.65%       0.65%        0.70%
                                               ======      ======     =======      =======
Investment Income (Loss)
  Ratio (B) (1) ...........................        --          --          --        31.0%
                                               ======      ======     =======      =======
Total Return (C) (1) ......................      2.8%       19.7%      -21.7%       -28.6%
                                               ======      ======     =======      =======


                                                                 Calvert Social Balanced Fund
                                             -----------------------------------------------------------------------
                                             Six Months
                                                Ended
                                              June 30,                    Years Ended December 31,
SELECTED PER UNIT AND                           2004         -------------------------------------------------------
SUPPLEMENTARY DATA:                          (Unaudited)       2003        2002         2001       2000       1999
---------------------                        -----------     --------    --------     --------   --------   --------
Unit value, beginning
  of period/year ..........................     $ 3.07        $ 2.59     $  2.98      $ 3.23      $ 3.37    $  3.04
                                                ======        ======     =======      =======     ======    =======
Unit value, end
  of period/year ..........................     $ 3.13        $ 3.07     $  2.59      $ 2.98      $ 3.23    $  3.37
                                                ======        ======     =======      =======     ======    =======
Units outstanding, beginning
  of period/year ..........................      2,603         2,758       4,143       11,222
Units Issued (1) ..........................        220           333         376           20
Units Redeemed (1) ........................        (72)         (488)     (1,761)      (7,099)
                                                ------        ------     -------      -------
Units outstanding, end
  of period/year ..........................      2,751         2,603       2,758        4,143     11,222    252,148
                                                ======        ======     =======      =======     ======    =======
Net Assets (1) ............................     $8,617        $7,985     $ 7,155      $12,346
                                                ======        ======     =======      =======
Expense Ratio (A) (1) .....................      0.90%         0.90%       0.90%        0.90%
                                                ======        ======     =======      =======
Investment Income (Loss)
  Ratio (B) (1) ...........................         --          2.1%        2.1%         3.3%
                                                ======        ======     =======      =======
Total Return (C) (1) ......................       2.1%         18.2%      -12.9%        -7.8%
                                                ======        ======     =======      =======

                                                                  Fidelity VIP Equity-Income Fund
                                             ----------------------------------------------------------------------
                                             Six Months
                                                Ended
                                              June 30,                      Years Ended December 31,
SELECTED PER UNIT AND                           2004      ---------------------------------------------------------
SUPPLEMENTARY DATA:                          (Unaudited)    2003        2002        2001         2000        1999
---------------------                        -----------  --------    --------    --------     --------    --------
Unit value, beginning
  of period/year ..........................   $ 34.76     $ 26.89     $ 32.63      $ 34.61       $32.21     $ 30.65
                                              =======     =======     =======      =======       ======     =======
Unit value, end
  of period/year ..........................   $ 35.83     $ 34.76     $ 26.89      $ 32.63       $34.61     $ 32.21
                                              =======     =======     =======      =======       ======     =======
Units outstanding,
  beginning of period/year ................       727         452         623        1,717
Units Issued (1) ..........................         4         395          38           23
Units Redeemed (1) ........................        (6)       (120)       (209)      (1,117)
                                              -------     -------     -------      -------
Units outstanding, end
  of period/year ..........................       725         727         452          623        1,717     107,509
                                              =======     =======     =======      =======       ======     =======
Net Assets (1) ............................   $25,961     $25,286     $12,140      $20,341
                                              =======     =======     =======      =======
Expense Ratio (A) (1) .....................     0.80%       0.80%       0.80%        0.80%
                                              =======     =======     =======      =======
Investment Income (Loss)
  Ratio (B) (1) ...........................      1.9%        1.5%        4.8%         8.3%
                                              =======     =======     =======      =======
Total Return (C) (1) ......................      3.1%       29.3%      -17.6%        -5.7%
                                              =======     =======     =======      =======

                                                                  Fidelity VIP II Contra Fund
                                             -----------------------------------------------------------------------
                                             Six Months
                                                Ended
                                              June 30,                    Years Ended December 31,
SELECTED PER UNIT AND                           2004         -------------------------------------------------------
SUPPLEMENTARY DATA:                          (Unaudited)       2003        2002         2001       2000       1999
---------------------                        -----------     --------    --------     --------   --------   --------
Unit value, beginning
  of period/year ..........................   $  29.66      $  23.27    $  25.88     $  29.73     $32.13    $ 26.16
                                              ========      ========    ========     ========     ======    =======
Unit value, end
  of period/year ..........................   $  31.41      $  29.66    $  23.27     $  25.88     $29.73    $ 32.13
                                              ========      ========    ========     ========     ======    =======
Units outstanding,
  beginning of period/year ................      6,346         6,534       5,637       10,950
Units Issued (1) ..........................         13            87       1,067           71
Units Redeemed (1) ........................        (62)         (275)       (170)      (5,384)
                                              --------      --------    --------     --------
Units outstanding, end
  of period/year ..........................      6,297         6,346       6,534        5,637     10,950    291,542
                                              ========      ========    ========     ========     ======    =======
Net Assets (1) ............................   $197,766      $188,216    $152,066     $145,885
                                              ========      ========    ========     ========
Expense Ratio (A) (1) .....................      0.80%         0.80%       0.80%        0.80%
                                              ========      ========    ========     ========
Investment Income (Loss)
  Ratio (B) (1) ...........................       0.3%          0.5%        0.8%         4.2%
                                              ========      ========    ========     ========
Total Return (C) (1) ......................       5.9%         27.4%      -10.1%       -12.9%
                                              ========      ========    ========     ========

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Concluded)

                                                                       Fidelity VIP II Asset Manager Fund
                                                     ------------------------------------------------------------------
                                                     Six Months
                                                        Ended
                                                      June 30,                    Years Ended December 31,
SELECTED PER UNIT AND                                   2004      -----------------------------------------------------
SUPPLEMENTARY DATA:                                  (Unaudited)    2003       2002        2001       2000       1999
---------------------                                -----------  --------   --------    --------   --------   --------
Unit value, beginning of period/year ..............    $ 25.34     $ 21.65    $ 23.91     $ 25.14    $26.40     $24.04
                                                       =======     =======    =======     =======    ======     ======
Unit value, end of period/year ....................    $ 25.56     $ 25.34    $ 21.65     $ 23.91    $25.14     $26.40
                                                       =======     =======    =======     =======    ======     ======
Units outstanding, beginning of period/year .......      1,501       1,564      2,276       3,238
Units Issued (1) ..................................          5          --          5           9
Units Redeemed (1) ................................         (6)        (63)      (717)       (971)
                                                       -------     -------    -------     -------
Units outstanding, end of period/year .............      1,500       1,501      1,564       2,276     3,238     75,850
                                                       =======     =======    =======     =======    ======     ======
Net Assets (1) ....................................    $38,335     $38,041    $33,866     $54,431
                                                       =======     =======    =======     =======
Expense Ratio (A) (1) .............................      0.80%       0.80%      0.80%       0.80%
                                                       =======     =======    =======     =======
Investment Income (Loss) Ratio (B) (1) ............       2.7%        3.5%       4.1%        7.2%
                                                       =======     =======    =======     =======
Total Return (C) (1) ..............................       0.9%       17.0%      -9.5%       -4.9%
                                                       =======     =======    =======     =======

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    Significant Accounting Policies and Organization

      Separate Account No. 2 of The American Life Insurance Company of New York ("the Company") was established in conformity with New York Insurance Law and commenced operations on November 19, 1993 as a unit investment trust. On that date, the following American Life funds became available as investment alternatives: Money Market Fund, All America Fund, Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, American Century VP Capital Appreciation Fund and Calvert Social Balanced Fund. The American Life funds invest in a corresponding fund of Mutual of America Investment Corporation ("Investment Company"), portfolios of Scudder Variable Series I ("Scudder"), fund of American Century Variable Portfolios Inc. ("American Century") and a corresponding fund of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert").

      On May 2, 1994 the Aggressive Equity Fund of the Investment Company became available as an investment alternative to Separate Account No. 2.

      On May 1, 1995 Fidelity Investments Equity-Income, Contrafund and Asset Manager Funds became available to Separate Account No. 2 as investment alternatives. The Fidelity Equity-Income, Contrafund and Asset Manager Funds invest in the corresponding portfolio of Fidelity Variable Insurance Products Funds ("Fidelity VIP") (collectively, "Fidelity").

      On May 3, 1999 the Mid-Cap Equity Index Fund of the Investment Company became the 17th investment alternative available to Separate Account No. 2.

      Separate Account No. 2 was formed by the Company to support the operations of the Company's group and individual variable accumulation annuity contracts ("Contracts"). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2's assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

      During 2000, a substantial portion of American Life's original issue group and individual variable accumulation annuity business participating through American Life Separate Account No. 2 was transferred to a former affiliate, Mutual of America Life Insurance Company. Although a relatively limited number of these variable accumulation annuity products remain in-force, the Company is no longer issuing new policies/contracts through American Life Separate Account No. 2.

      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by Separate Account No. 2, which are in conformity with accounting principles generally accepted in the United States of America:

      Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective Funds or Portfolios. Such investments are referred to as "Underlying Funds" of Separate Account No. 2.

      Investment Income -- Dividend distributions made by the Underlying Funds, generally representing a distribution of their accumulated income and capital gains, are recognized as investment income on the ex-dividend dates of each Underlying Fund by each Fund of Separate Account No. 2 and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. As such, the ultimate effect of the dividend paid to the Funds of Separate Account No. 2 has no impact on the respective unit values.

      Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

      Federal Income Taxes -- Separate Account No. 2 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.    Investments

      The number of shares owned by Separate Account No. 2 and their respective net asset values (rounded to the nearest cent) per share at June 30, 2004 are as follows:

                                                     Number of      Net Asset
                                                      Shares          Value
                                                     ---------      --------
Investment Company Funds:
   Money Market Fund..............................      9,462        $ 1.19
   All America Fund...............................     15,125          2.14
   Equity Index Fund..............................     19,407          2.02
   Mid-Cap Equity Index Fund......................      4,942          1.37
   Bond Fund......................................     41,594          1.30
   Short-Term Bond Fund...........................      2,015          1.04
   Mid-Term Bond Fund.............................      2,279          0.95
   Composite Fund.................................      6,417          1.42
   Aggressive Equity Fund.........................     48,582          1.64
Scudder Portfolios:
   Bond Portfolio.................................        363          6.80
   Capital Growth Portfolio--Class "A"............      2,203         15.03
   International Portfolio--Class "A".............      2,533          8.34
American Century VP Capital Appreciation Fund.....        263          7.34
Calvert Social Balanced Portfolio.................      4,726          1.80
Fidelity Portfolios:
   Equity-Income--"Initial" Class.................      1,109         23.55
   Contrafund--"Initial" Class....................      8,134         24.51
   Asset Manager--"Initial" Class.................      2,710         14.26

3.    Expenses

      Administrative Charges -- In connection with its administrative functions, the Company deducts daily, at an annual rate of .40%, an amount from the value of the net assets of all funds, except the American Century Fund for which the annual rate is .15% and, each Fidelity fund, for which the annual rate is .30%.

      In addition, a deduction of up to $2.00 may be made at the end of each month from a participant's account, except that such charge shall not exceed 1/12 of 1% of the balance in such account in any month.

      Distribution Expense Charge -- The Company will make a deduction daily from the value of the net assets of each fund, at an annual rate of .35%, to cover anticipated distribution expenses.

      Expense Risk Charge -- For assuming expense risks, the Company deducts daily, at an annual rate of .15%, an amount from the value of the net assets of each fund.


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

                                               THE AMERICAN LIFE
                                               INSURANCE COMPANY
                                               OF NEW YORK

                                               P.O. BOX 4837
                                               NEW YORK, NY 10185-0049